CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities
Net loss	$ (1)	$ (5,133)	$ (8,988)
Depreciation and amortization	600	592	548
Investment loss	0	1,443	0
Bad debt expense	0	519	4,942
Employee compensation	0	0	873
Share-Based Compensation Expense	0	0	2
Changes in operating assets and liabilities
Accounts and notes receivable	(322)	(1,662)	1,576
Unbilled revenue	1,046	(5,351)	(405)
Other receivables and prepayments	1,020	1,180	(1,549)
Inventories	(1,458)	(41)	(390)
Taxes payable	(270)	(176)	76
Accounts payable	265	796	(201)
Advance from customers	(683)	7,378	1,146
Other payables and accruals	61	(58)	8
Net investment in sales-type leases	0	122	(71)
Net cash (used in) provided by operating activities	258	(391)	(2,433)
Cash flows from investing activities
Payment to purchase property and equipments	(168)	(22)	(97)
Proceeds from disposal of office equipment	31	29	0
Net cash (used in) provided by investing activities	(137)	7	(97)
Cash flows from financing activities
Collection in amount due from related-party companies	0	1	0
Receipt in loan from non-related companies	0	0	9
Payment in loan to related companies	(2,077)	(15)	0
Net cash (used in) provided by financing activities	(2,077)	(14)	9
Effect of exchange rate changes on cash and cash equivalents	(9)	91	211
Net increase (decrease) in cash and cash equivalents	(1,965)	(307)	(2,310)
Cash and cash equivalents at beginning of year	6,132	6,439	8,749
Cash and cash equivalents at end of year	4,166	6,132	6,439
Supplemental disclosure of cash flow information
Interest paid	0	0	0
Income taxes paid	0	0	0
Noncash operating activities:
The write-offs of allowance for doubtful accounts of account receivable	$ 132	$ 0	$ 0